Supplemental Consolidating Financial Information - Schedule of Condensed Consolidating Statement of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	$ 716,892	$ 821,310	$ 915,897
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(600,792)	(866,016)	(844,688)
Proceeds from insurance settlements	487,930
Proceeds from sale of building, net of fees		82,415
Payment on satellite performance incentives from insurance proceeds	(19,199)
Capital contributions to previously unconsolidated affiliates			(12,209)
Other investing activities	(2,000)		16,466
Net cash provided by (used in) investing activities	(134,061)	(783,601)	(840,431)
Cash flows from financing activities:
Repayments of long-term debt	(6,904,162)	(2,474,811)	(6,331,144)
Repayment of notes payable to former shareholders	(868)	(1,683)	(3,425)
Payment of premium on early extinguishment of debt	(311,224)	(65,920)	(171,047)
Proceeds from issuance of long-term debt	6,254,688	2,451,521	6,119,425
Debt issuance costs	(84,845)	(27,384)	(70,091)
Proceeds from initial public offering	572,500
Stock issuance costs	(26,683)
Dividends paid to preferred shareholders	(5,235)
Principal payments on deferred satellite performance incentives	(17,503)	(15,969)	(14,111)
Capital contribution from noncontrolling interest	12,209	12,209
Noncontrolling interest in New Dawn			1,734
Dividends paid to noncontrolling interest	(8,671)	(8,838)
Repurchase of redeemable noncontrolling interest		(8,744)
Other financing activities	3,271		(10,000)
Net cash provided by (used in) financing activities	(516,523)	(139,619)	(478,659)
Effect of exchange rate changes on cash and cash equivalents	(6,003)	(7,329)	1,375
Net change in cash and cash equivalents	60,305	(109,239)	(401,818)
Cash and cash equivalents, beginning of period	187,485	296,724	698,542
Cash and cash equivalents, end of period	247,790	187,485	296,724
Intelsat S.A. and Other Parent Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(108,561)	(40,535)	(45,232)
Cash flows from investing activities:
Repayment from (disbursements for) intercompany loans	(23,644)
Investment in subsidiaries	(11,436)	(5,549)	(3,550)
Dividend from affiliates	20,181	32,481	564,334
Net cash provided by (used in) investing activities	(14,899)	26,932	560,784
Cash flows from financing activities:
Repayments of long-term debt	(353,550)		(485,841)
Repayment of notes payable to former shareholders	(868)	(1,683)	(3,425)
Payment of premium on early extinguishment of debt	(9,395)		(36,770)
Proceeds from (repayment of) intercompany borrowing	(52,391)	12,845	10,082
Proceeds from initial public offering	572,500
Stock issuance costs	(26,683)
Dividends paid to preferred shareholders	(5,235)
Other financing activities	2,800		(10,000)
Net cash provided by (used in) financing activities	127,178	11,162	(525,954)
Effect of exchange rate changes on cash and cash equivalents	(7)	(13)	10
Net change in cash and cash equivalents	3,711	(2,454)	(10,392)
Cash and cash equivalents, beginning of period	81	2,535	12,927
Cash and cash equivalents, end of period	3,792	81	2,535
Intelsat Luxembourg [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(622,489)	(626,653)	(557,340)
Cash flows from investing activities:
Investment in subsidiaries	(17,248)
Dividend from affiliates	524,812	658,318	1,112,567
Net cash provided by (used in) investing activities	507,564	658,318	1,112,567
Cash flows from financing activities:
Repayments of long-term debt	(5,307,986)
Payment of premium on early extinguishment of debt	(301,762)
Proceeds from issuance of long-term debt	3,500,000
Proceeds from (repayment of) intercompany borrowing	2,289,335
Debt issuance costs	(44,433)
Dividends to shareholders	(20,181)	(32,481)	(564,334)
Net cash provided by (used in) financing activities	114,973	(32,481)	(564,334)
Effect of exchange rate changes on cash and cash equivalents		(1)	(2)
Net change in cash and cash equivalents	48	(817)	(9,109)
Cash and cash equivalents, beginning of period	91	908	10,017
Cash and cash equivalents, end of period	139	91	908
Intelsat Jackson [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	1,406,174	1,320,065	1,502,656
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(591,762)	(857,311)	(792,220)
Proceeds from insurance settlements	487,930
Proceeds from sale of building, net of fees		82,415
Payment on satellite performance incentives from insurance proceeds	(19,199)
Repayment from (disbursements for) intercompany loans	(2,223,001)	10,435	7,579
Capital contributions to previously unconsolidated affiliates			(12,209)
Investment in subsidiaries	(324)	208	(6,671)
Dividend from affiliates	9,811	17,423	24,730
Other investing activities	(2,000)		15,518
Net cash provided by (used in) investing activities	(2,338,545)	(746,830)	(763,273)
Cash flows from financing activities:
Repayments of long-term debt	(1,218,208)	(2,364,508)	(5,845,303)
Payment of premium on early extinguishment of debt	(67)	(65,920)	(134,277)
Proceeds from issuance of long-term debt	2,754,688	2,451,521	6,083,750
Proceeds from (repayment of) intercompany borrowing	20,151		(787)
Debt issuance costs	(40,412)	(27,384)	(70,091)
Capital contribution from parent	17,248
Dividends to shareholders	(524,812)	(658,318)	(1,112,567)
Principal payments on deferred satellite performance incentives	(16,509)	(14,833)	(13,482)
Other financing activities	471
Net cash provided by (used in) financing activities	992,550	(679,442)	(1,092,757)
Effect of exchange rate changes on cash and cash equivalents	(468)	(589)	(1,923)
Net change in cash and cash equivalents	59,711	(106,796)	(355,297)
Cash and cash equivalents, beginning of period	133,379	240,175	595,472
Cash and cash equivalents, end of period	193,090	133,379	240,175
Intelsat Jackson Subsidiaries Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	1,785,702	1,379,396	1,843,165
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(591,762)	(857,311)	(792,220)
Proceeds from insurance settlements	487,930
Proceeds from sale of building, net of fees		82,415
Payment on satellite performance incentives from insurance proceeds	(19,199)
Repayment from (disbursements for) intercompany loans	(593,753)	(221,460)	(151,313)
Capital contributions to previously unconsolidated affiliates			(12,209)
Investment in subsidiaries	(324)	208	(6,671)
Dividend from affiliates	9,811	17,423	24,730
Other investing activities	(2,000)		15,518
Net cash provided by (used in) investing activities	(709,297)	(978,725)	(922,165)
Cash flows from financing activities:
Repayments of long-term debt			(5,289,423)
Payment of premium on early extinguishment of debt			(108,163)
Proceeds from (repayment of) intercompany borrowing	(44,111)		110,940
Capital contribution from parent	45,062	57,657	5,061,999
Dividends to shareholders	(1,024,160)	(549,712)	(911,907)
Principal payments on deferred satellite performance incentives	(16,509)	(14,833)	(13,482)
Other financing activities	471
Net cash provided by (used in) financing activities	(1,039,247)	(506,888)	(1,150,036)
Effect of exchange rate changes on cash and cash equivalents	(465)	(582)	(1,925)
Net change in cash and cash equivalents	36,693	(106,799)	(230,961)
Cash and cash equivalents, beginning of period	131,107	237,906	468,867
Cash and cash equivalents, end of period	167,800	131,107	237,906
Non-Guarantor Subsidiaries [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	41,767	168,433	18,127
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(9,030)	(8,705)	(54,782)
Repayment from (disbursements for) intercompany loans	3,493		787
Other investing activities			948
Net cash provided by (used in) investing activities	(5,537)	(8,705)	(53,047)
Cash flows from financing activities:
Repayments of long-term debt	(24,418)	(110,303)
Proceeds from issuance of long-term debt			35,675
Proceeds from (repayment of) intercompany borrowing	(13,943)	(23,280)	(17,661)
Capital contribution from parent	11,760	5,341	10,221
Dividends to shareholders	(9,811)	(17,423)	(24,730)
Principal payments on deferred satellite performance incentives	(993)	(1,136)	(629)
Capital contribution from noncontrolling interest	12,209	12,209
Noncontrolling interest in New Dawn			1,734
Dividends paid to noncontrolling interest	(8,671)	(8,838)
Repurchase of redeemable noncontrolling interest		(8,744)
Net cash provided by (used in) financing activities	(33,867)	(152,174)	4,610
Effect of exchange rate changes on cash and cash equivalents	(5,528)	(6,726)	3,290
Net change in cash and cash equivalents	(3,165)	828	(27,020)
Cash and cash equivalents, beginning of period	53,934	53,106	80,126
Cash and cash equivalents, end of period	50,769	53,934	53,106
Consolidation, Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows from operating activities:	(1,785,701)	(1,379,396)	(1,845,479)
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	591,762	857,311	794,534
Proceeds from insurance settlements	(487,930)
Proceeds from sale of building, net of fees		(82,415)
Payment on satellite performance incentives from insurance proceeds	19,199
Repayment from (disbursements for) intercompany loans	2,836,905	211,025	142,947
Capital contributions to previously unconsolidated affiliates			12,209
Investment in subsidiaries	29,332	5,133	16,892
Dividend from affiliates	(564,615)	(725,645)	(1,726,361)
Other investing activities	2,000		(15,518)
Net cash provided by (used in) investing activities	2,426,653	265,409	(775,297)
Cash flows from financing activities:
Repayments of long-term debt			5,289,423
Payment of premium on early extinguishment of debt			108,163
Proceeds from (repayment of) intercompany borrowing	(2,199,041)	10,435	(102,574)
Capital contribution from parent	(74,070)	(62,998)	(5,072,220)
Dividends to shareholders	1,578,964	1,257,934	2,613,538
Principal payments on deferred satellite performance incentives	16,508	14,833	13,482
Other financing activities	(471)
Net cash provided by (used in) financing activities	(678,110)	1,220,204	2,849,812
Effect of exchange rate changes on cash and cash equivalents	465	582	1,925
Net change in cash and cash equivalents	(36,693)	106,799	230,961
Cash and cash equivalents, beginning of period	(131,107)	(237,906)	(468,867)
Cash and cash equivalents, end of period	$ (167,800)	$ (131,107)	$ (237,906)